Discontinued Operations - Schedule of Financial Information of Discontinued Operations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating results of discontinued operations
Net revenues		¥ 194,939,146
Cost of revenues		116,432,436
Operating expenses		104,587,110
Other income		6,929,814
Loss from operations of discontinued operations, before income taxes		(19,150,586)
Income tax benefit		(199,617)
Loss from operations of discontinued operations, net of income taxes		(18,950,969)
Gain from disposal of discontinued operations, net of income taxes	¥ 4,894,197	937,605,948
Income from discontinued operations, net of income taxes	4,894,197	918,654,979
Net loss attributable to non-redeemable non-controlling interests from discontinued operations		(10,608)
Net Income from discontinued operations attributable to ATA Creativity Global	4,894,197	918,665,587
Cash flows of discontinued operations
Net cash provided by (used in) operating activities	¥ 4,894,197	(25,108,520)
Net cash used in investing activities		(8,666,299)
Net cash used in financing activities		¥ (21,098,633)